Prepayments and Other Assets, Net - Schedule of Movement in the Allowance for Expected Credit Losses of Security Deposits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement in the Allowance for Credit Losses of Security Deposits [Abstract]
Balance at the beginning of the year	¥ 32,035	¥ 71,278	¥ 71,173
Provision of allowance for credit losses	2,350	472	105
Receivables written off for the year	(1,721)	(39,715)
Balance at the end of the year	¥ 32,664	¥ 32,035	¥ 71,278